Investment Objectives and Goals	Oct. 20, 2025
T-REX 2X Long FLY Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG FLY DAILY TARGET ETF
T-REX 2X Inverse FLY Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE FLY DAILY TARGET ETF
T-REX 2X Inverse FIG Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE FIG DAILY TARGET ETF